Nature of Business and Organization (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 17, 2024	Dec. 31, 2024
Nature of Business and Organization [Line Items]
Incorporated date		Sep. 27, 2023
Net proceeds	$ 3.9
IPO [Member]
Nature of Business and Organization [Line Items]
Ordinary shares, issued (in Shares)	1,500,000
Share price per share (in Dollars per share)	$ 4
Gross proceeds	$ 6.0
Net proceeds	$ 5.3